Nature and extent of risk arising from financial instruments (Details) - CAD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Commitments – principal repayments
Debentures (Note 12)		$ 36,783	$ 38,266
2024 [Member]
Disclosure of detailed information about financial instruments [line items]
Lease payments		1,206
Accounts payable		6,448
Accruals and other		17,634
Other purchase obligations		1,308
Interest - Credit facility (Note 11)		6,601
Interest - Debentures (Note 12)		3,197
Total commitments - operational		36,394
Commitments – principal repayments
Debentures (Note 12)	[1]	1,924
Total Commitments Principal Repayments		1,924
Total contractual obligations		38,318
2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Lease payments		1,240
Other purchase obligations		812
Interest - Credit facility (Note 11)		3,300
Interest - Debentures (Note 12)		2,252
Total commitments - operational		7,604
Commitments – principal repayments
Credit facility (Note 11)		49,405
Debentures (Note 12)	[1]	35,096
Total Commitments Principal Repayments		84,501
Total contractual obligations		92,105
2026 [Member]
Disclosure of detailed information about financial instruments [line items]
Lease payments		1,255
Other purchase obligations		584
Total commitments - operational		1,839
Commitments – principal repayments
Total contractual obligations		1,839
2027 [Member]
Disclosure of detailed information about financial instruments [line items]
Lease payments		872
Other purchase obligations		642
Total commitments - operational		1,514
Commitments – principal repayments
Total contractual obligations		1,514
2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Lease payments		113
Other purchase obligations		221
Total commitments - operational		334
Commitments – principal repayments
Total contractual obligations		334
Thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Lease payments		526
Total commitments - operational		526
Commitments – principal repayments
Total contractual obligations		$ 526

[1]

(1) The debenture principal repayments are payable in either cash or Common Shares at Mogo’s option. The number of Common Shares required to settle the principal repayments is variable based on the Company's share price at the repayment date.